Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (11,437,235)	$ (8,245,459)	$ (31,513,389)	$ (14,406,262)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	547,237	2,825	24,179	7,160
Provision for credit losses on accounts receivable	49,898	(2,191)	18,462	(102,112)
Non-cash share issuance for marketing expenses		175,334	245,252
Non-cash shares issued for consulting expenses	632,500
Non-cash settlement of GEM commitment fee		200,000	200,000	2,000,000
Discount at issuance on notes carried at fair value	578,000		747,962	686,016
Amortization of operating lease right-of-use assets	11,464	87,579	137,717	173,245
Stock based compensation expense	1,092,690	245,488	1,165,680	1,245,796
Gain on extinguishment of liability	(4,488,627)	(527,980)	(680,762)
Loss on conversion and settlement of Alco promissory notes - related party			4,808,882
Loss on conversion and settlement of CP BF notes - related party			6,529,402
Loss on debt issuance	443,000	171,000	653,208
Loss on Private Placement Issuance	837,000
Loss on extinguishment of term notes	1,769,895		1,071,563
Impairment loss			2,725,460
Excise tax				305,719
Change in fair value of convertible promissory notes	238,000	578,000	693,000	(34,000)
Change in fair value of term notes	315,791		88,588
Change in fair value of convertible bridge notes	(37,996)		(10,176)
Changes in operating assets and liabilities:
Accounts receivable	76,941	81,079	15,828	65,479
Prepaid expenses and other current assets	(113,839)	(180,343)	551,645	(407,648)
Other assets	(2,830)		27,227
Accounts payable	(199,431)	2,989,940	1,012,281	5,339,614
Deferred revenue	(286,746)	108,142	(6,315)	283,660
Due to related party				67,118
Accrued expenses	162,104	(123,399)	498,051	4,448,867
Operating lease liabilities	(11,041)	(152,335)	(237,607)	(284,963)
Deferred fees				500,000
Earnout liability	448,476	(22,274)	(44,549)	(229,700)
Deferred revenue - long-term	(1,918)		10,573
Other long-term liabilities			(75,000)
Deferred tax liability	(354,791)		10,115
Net cash used in operating activities	(9,022,726)	(3,812,695)	(9,575,403)	(1,550,781)
Cash flows from investing activities:
Cash acquired in acquisition of OpenReel	(2,677,480)		82,219
Net cash provided by investing activities	(2,677,480)		82,219
Cash flows from financing activities:
Payment of GEM commitment fee	(215,057)	(1,200,000)	(1,200,000)
Effect of Merger, net of transaction costs (Note 4)				(7,615,462)
Repayment of convertible notes (Yorkville)	(3,640,000)	(750,000)	(750,000)
Proceeds from term notes, net of issuance costs	4,250,000		2,782,438
Repayment of term notes	(5,932,690)		(1,939,583)
Partial repayment of convertible notes - related party	(870,190)
Proceeds from advance from related party			100,000
Proceeds from issuance of GEM promissory note
Proceeds received for exercise of Pre-Funded warrants		866	2,072
Proceeds from issuance of shares to Yorkville under the SEPA agreement	13,592,753		880,943
Proceeds from shares issued to Verista	49,800
Proceeds from issuance of common stock and pre-funded warrants under private placement	329,996
Proceeds from issuance of common stock		1,854,818	6,257,368	30,761
Net cash provided by financing activities	12,866,612	2,190,724	8,486,963	2,621,000
Net decrease in cash	1,166,406	(1,621,971)	(1,006,221)	1,070,219
Cash at beginning of period	1,087,497	2,093,718	2,093,718	1,023,499
Cash at end of period	2,253,903	471,747	1,087,497	2,093,718
Supplemental disclosure of cash flow information:
Cash paid for interest	97,178	158,518	338,393	955,848
Cash paid for taxes	8,256	5,075	5,113	9,862
Non-cash investing and financing activities
Shares issued to Roth for advisory fee		278,833	578,833
Shares issued to GEM		400,000	784,943
Shares issued for marketing expenses		334,772	334,772
Shares issued to Hudson for consulting fee	632,500		166,501
Settlement of GEM commitment fee		200,000	200,000
Shares issued to Yorkville for redemption premium		115,800
Consideration transferred for acquisition of Vidello	1,661,677
Assets acquired in acquisition of OpenReel	8,393,172		24,484,460
Liabilities assumed in acquisition of OpenReel	3,986,464		3,657,540
Shares issued to Yorkville of aggregate commitment fee		500,000	500,000	3,288,000
Issuance of convertible promissory note - GEM		1,000,000
Non-cash shares issued to Yorkville for aggregate commitment fee				3,288,000
Non-cash issuance of warrants accounted for as liabilities				2,448,000
Deferred offering costs				(1,708,163)
Partial repayment of convertible notes - related party			(283,315)
Shares issued to MZHCI for investor relations services			94,800
Shares issued to J.V.B for payment of outstanding debt			115,000
Shares issued to Perkins Coie LLP for payment of oustanding debt			919,700
Shares issued to Yorkville for redemption premium			115,800
Shares issued for exercise of Pre-Funded warrants			2,072
Deemed dividend - Series A and Series B warrant modification			418,360
Shares issued to CP BF for debt restructuring			1,287,003
Non-cash warrants and pre-funded warrants issued to CP BF for debt restructuring			2,763,161
Premium issued as part of CP BF debt modification			4,079,225
Shares issued to Alco for debt restructuring			1,098,614
Non-cash warrants and pre-funded warrants issued to Alco for debt restructuring			7,768,006
Derecognition of Cantor fee			4,000,000
Consideration transferred for acquisition of OpenReel			20,826,920
Right-of-use assets obtained in exchange for lease obligations			76,269
Issuance of Cantor Fee Shares				111
Modification of convertible notes payable - related party				9,909
Issuance of warrants accounted for as a liability				2,448,000
GEM commitment fee				2,000,000
Deferred offering costs				3,233,097
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash share issuance for Yorkville redemption premium		80,760	80,760
Non-cash interest expense - related party		596,693
Amortization of debt discount and issuance costs		68,459		958,822
Change in fair value of warrant liability	(12,000)	(562,000)	(626,000)	(1,807,000)
Change in fair value of bifurcated embedded derivative liabilities				(1,404,863)
Cash flows from financing activities:
Proceeds from Yorkville redemption premium		35,040	35,040
Proceeds from issuance of notes payable, net of issuance costs - related party	5,302,000	2,250,000
Non-cash investing and financing activities
Conversion of convertible notes				3,346,232
Change in fair value of simple agreement for future equity				(207,570)
Proceeds from issuance of convertible notes, net of issuance costs			2,602,000	3,235,000
Conversion of simple agreement for future equity				456,234
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense - related party	658,172	175,517	1,532,475	513,977
Amortization of debt discount and issuance costs	(1,740)	787,470	1,393,785	2,410,735
Change in fair value of warrant liability	2,300	(345,000)	(572,700)	115,000
Change in fair value of bifurcated embedded derivative liabilities	62,000		(51,000)	(3,063,278)
Cash flows from financing activities:
Proceeds from issuance of notes payable, net of issuance costs - related party				4,387,701
Non-cash investing and financing activities
Conversion of convertible notes		2,540,091	2,540,091	7,271,368
Change in fair value of simple agreement for future equity				(2,752,430)
Change in fair value of bifurcated embedded derivative liabilities				(1,404,863)
Proceeds from issuance of convertible notes, net of issuance costs				2,583,000
Bifurcated embedded derivative liabilities at issuance—related party			$ 12,000
Modification of convertible notes payable - related party				$ 9,909
Shares issued under share transfer agreement - related party				2,498,965
Conversion of simple agreement for future equity				$ 6,049,766
Yorkville [Member]
Non-cash investing and financing activities
Conversion of convertible notes		$ 2,002,000	4,130,000
Gem [Member]
Non-cash investing and financing activities
Issuance of convertible promissory note - GEM			1,000,000
Cp Bf Convertible Notes [Member]
Non-cash investing and financing activities
Conversion of convertible notes			$ 216,284